Nature of business and summary of significant accounting policies, Basis of presentation and consolidation (Details) - $ / shares	May 06, 2019	Dec. 31, 2019	Dec. 19, 2019	Dec. 31, 2018
Basis of Presentation and Consolidation [Abstract]
Number of common shares issued for acquisition (in shares)	33,130,806
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Halo Acquisition [Member]
Basis of Presentation and Consolidation [Abstract]
Common stock, par value (in dollars per share)			$ 0.001
Acquisitions [Abstract]
Outstanding interests acquired			100.00%